UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA NEW YORK BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                       USAA NEW YORK
                              BOND Fund

                                   [GRAPHIC OF NEW YORK  BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA BANK plc.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CDC IXIS Financial Guaranty, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP     Certificate of Participation

             ETM     Escrowed to final maturity

             GO      General Obligation

             IDA     Industrial Development Authority/Agency

             MFH     Multifamily Housing

             MLO     Municipal Lease Obligation

             MTA     Metropolitan Transportation Authority

             PRE     Prerefunded to a date prior to maturity

             RB      Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                             COUPON            FINAL     MARKET
    AMOUNT   SECURITY                                                                    RATE         MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (96.9%)

             NEW YORK
   $ 1,000   Albany IDA Civic Facility RB, Series 2002A                                  6.00%       7/01/2019   $  1,081
     1,000   Albany Parking Auth. RB, Series 2001A                                       5.63        7/15/2020      1,075
     1,500   Buffalo Municipal Water Finance Auth. RB, Series 1998A (INS)                5.00        7/01/2028      1,552
     1,000   Clarence IDA Civic Facility RB (Bristol Village Project)                    6.00        1/20/2044      1,083
     2,200   Dormitory Auth. Court Facilities RB (MLO), Series 1999                      6.00        5/15/2039      2,436
             Dormitory Auth. RB,
     2,000     Series 1994 (Gurwin Geriatric Center)                                     7.35        8/01/2029      2,048
     2,800     Series 1997 (Lutheran Center)(LOC - Key Bank, N.A.)                       6.05        7/01/2026      2,960
     2,000     Series 1998G (Northern General Hospital)(ETM)                             5.30        2/15/2019      2,173
     1,750     Series 1999 (Long Island Univ.)(INS)                                      5.13        9/01/2023      1,829
     3,000     Series 1999 (Pratt Institute)(INS)                                        6.00        7/01/2020      3,383
     1,000     Series 1999 (SUNY)(PRE)(INS)                                              5.75        5/15/2024      1,155
     2,500     Series 1999A (Catholic Health Services)(INS)                              5.50        7/01/2024      2,751
     1,000     Series 1999A (Upstate Community Colleges)                                 5.00        7/01/2019      1,041
     1,750     Series 1999B (Univ. of Rochester)                                         5.63        7/01/2024      1,873
     2,345     Series 2000A (City Univ. Systems)(INS)                                    5.13        7/01/2025      2,618
     1,000     Series 2000A (Columbia Univ.)                                             5.00        7/01/2025      1,049
     4,065     Series 2000A (Univ. of Rochester) 6.05%, 7/01/2010 (INS)                  6.05(b)     7/01/2023      3,306
       400     Series 2001 (Augustana Lutheran Home)(INS)                                5.40        2/01/2031        423
     1,000     Series 2001 (D'Youville College)(INS)                                     5.25        7/01/2020      1,078
       500     Series 2001A (Winthrop Univ. Hospital)(INS)                               5.00        7/01/2021        528
     1,250     Series 2002 (Joachim & Ann Residence)(LOC - Allied Irish Banks plc)       5.25        7/01/2027      1,287
     2,470     Series 2002B (Columbia Univ.)                                             5.00        7/01/2022      2,621
     1,000     Series 2003 (Lutheran Medical Center)(INS)                                5.00        8/01/2031      1,026
     1,000     Series 2004A-1 (Albany Medical Center Hospital)(INS)                      5.00        8/15/2025      1,043
     1,090   Dutchess County IDA Civic Facility RB, Series 2000                          5.75        8/01/2030      1,169
             Environmental Facilities Corp. RB,
        85     Series 1990B                                                              7.50        3/15/2011         85
       420     Series 2001C                                                              5.00        6/15/2021        451
     2,000     Series 2001C                                                              5.00        6/15/2023      2,095
     3,000     Series 2004E                                                              5.00        6/15/2025      3,165
             Erie County GO,
     1,000     Series 2000C (INS)                                                        5.50        7/01/2029      1,095
       600     Series 2001A (INS)                                                        4.88       10/01/2018        631
     1,000   Erie County IDA GO, Series 2003 (INS)                                       5.75        5/01/2021      1,142
       200   Grand Central District Management Association, Inc. RB, Series 2004         5.00        1/01/2022        210
             Housing Finance Agency MFH RB,
       755     Series 1992E (Secured Mortgage Program)                                   6.75        8/15/2025        755
     2,215     Series 1996A (Housing Project)(INS)                                       6.13       11/01/2020      2,331
             Long Island Power Auth. RB,
     3,350     Series 1998A                                                              5.25       12/01/2026      3,504
       750     Series 2003C                                                              5.50        9/01/2021        815
     3,000     Series 2004A (INS)                                                        5.00        9/01/2034      3,083
             Medical Care Facilities Finance Agency RB,
     2,500     Series 1994A (Community General Hospital of Sullivan County)              6.25        2/15/2024      2,538
     2,500     Series 1995A (Brookdale Hospital)(PRE)                                    6.85        2/15/2017      2,565
     2,395     Series 1995A (Secured Mortgage Program)                                   6.38       11/15/2019      2,518
     3,220   Monroe County IDA RB, Series 1998                                           5.20       12/20/2039      3,308
     2,200   MTA State Service Contract RB, Series 2002A (INS)                           5.00        7/01/2025      2,293
             New York City GO,
     2,850     Series 1997I (PRE)                                                        6.25        4/15/2017      3,134
       150     Series 1997I                                                              6.25        4/15/2017        162
     1,000     Series 2000A                                                              6.00        5/15/2020      1,126
     1,000     Series 2002D                                                              5.25        6/01/2022      1,053

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                             COUPON            FINAL     MARKET
    AMOUNT   SECURITY                                                                    RATE         MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------
             New York City Health and Hospital Corp. RB,
   $ 1,000     Series 2002A (INS)                                                        5.00%       2/15/2021   $  1,052
     1,000     Series 2003A (INS)                                                        5.25        2/15/2022      1,075
             New York City IDA Civic Facility RB,
     2,500     Series 1997 (YMCA)                                                        5.80        8/01/2016      2,671
     1,000     Series 2001 (Marymont School)(INS)                                        5.13        9/01/2021      1,030
     1,000     Series 2003 (Roundabout Theatre)(INS)                                     5.00       10/01/2023      1,015
     1,285     Series 2004A-1 (Special Needs Facilities)(INS)                            5.05        7/01/2024      1,313
             New York City Municipal Water Finance Auth. RB,
    17,090     Series 1998D                                                              5.12(a)     6/15/2020      8,637
     1,000     Series 2004C                                                              5.00        6/15/2035      1,023
     3,650   New York City Transit Auth. MTA COP, Series 2000A (INS)                     5.88        1/01/2030      4,224
             New York City Transitional Finance Auth. RB,
       800     Fiscal 2000 Series A                                                      5.75        8/15/2024        917
     1,000     Fiscal 2001 Series A                                                      5.38        2/15/2020      1,092
         5     Fiscal 2004 Series C (PRE)                                                5.50        5/01/2025          6
       555     Fiscal 2004 Series C                                                      5.50        5/01/2025        601
       440     Series 1999C (PRE)                                                        5.50        5/01/2025        497
       310     Series 1999C (PRE)                                                        5.00        5/01/2029        344
       190     Series 1999C                                                              5.00        5/01/2029        194
     3,300   Niagara Falls City School District COP (MLO), Series 1998                   5.38        6/15/2028      3,354
             Thruway Auth. RB,
       500     Series 2002A (INS)                                                        5.25        4/01/2016        547
     1,000     Series 2004A (INS)                                                        5.00        3/15/2024      1,057
     2,000   Tobacco Settlement Financing Corp. RB (State Appropriation Enhanced),
               Series 2003 A-1C                                                          5.50        6/01/2019      2,218
     1,000   Triborough Bridge and Tunnel Auth. RB, Series 2001A                         5.00        1/01/2032      1,020
     3,450   Ulster County Civic Facility IDA RB,
               Series 1999 (LOC - Manufacturers & Traders Trust)                         5.65       11/15/2024      3,605
       680   Ulster County Resource Recovery Agency RB, Series 2002 (INS)                5.25        3/01/2018        741
             Urban Development Corp. RB,
     1,300     Series 2000D (INS)                                                        5.25        1/01/2030      1,465
     1,270     Series 2002A                                                              5.38        3/15/2020      1,449
     2,000     Series 2002C-1                                                            5.00        3/15/2028      2,240
     1,000     Series 2004A                                                              5.13        7/01/2018      1,079
     1,000   Warren & Washington Counties IDA RB, Series 2003A (INS)                     5.00       12/01/2027      1,034
                                                                                                                 --------
             Total fixed-rate instruments (cost: $117,307)                                                        126,147
                                                                                                                 --------

             VARIABLE-RATE DEMAND NOTES (1.6%)

             NEW YORK
     2,000   Dormitory Auth. RB, Series 1993 (LOC - Landesbank Hessen-Thuringen)         2.17        7/01/2023      2,000
       100   New York City GO, Series 2005 C-3 (LIQ)(INS)                                1.97        8/15/2029        100
                                                                                                                 --------
             Total variable-rate demand notes (cost: $2,100)                                                        2,100
                                                                                                                 --------

             TOTAL INVESTMENTS (COST: $119,407)                                                                  $128,247
                                                                                                                 ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the
          Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2004, were $8,874,000 and $34,000, respectively, resulting in net unrealized appreciation of $8,840,000.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $130,263,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon-rate column represents the effective yield at the date of purchase.

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48466-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.